Condensed Interim Consolidated Statements of Operations (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Total Revenue	€ 15,033,238	€ 5,512,458
Cost and Expenses
Cost of revenues	12,549,216	4,188,028
Selling and administrative	1,378,224	1,137,050
Selling and administrative - related parties	101,744	356,912
Salaries and benefits	400,755	870,583
Salaries and benefits - related parties	69,063	124,159
Bad debt expense	23,694
Total Cost and Expenses	14,522,696	6,676,732
Income (loss) from operations	510,542	(1,164,274)
Other Income (Expense)
Other income		208
Interest income		3,457
Interest expense	(351,691)	(157,432)
Interest expense - related party	(26,448)	(40,627)
Foreign exchange gain (loss)	(66,756)	(39,047)
Total Other Income (Expense)	(444,895)	(233,441)
Net Income (Loss) Before Income Tax	65,647	(1,397,715)
Income tax Expense (Recovery)
- Current
- Deferred
Net Loss	€ 65,647	€ (1,397,715)
Basic Net Income per Ordinary Share (in Euro per share)	€ 0	€ (0.03)
Diluted Net Income per Ordinary Share (in Euro per share)	€ 0	€ (0.03)
Weighted Average Number of Ordinary Shares Outstanding - Basic (in Shares)	59,415,835	55,085,700
Weighted Average Number of Ordinary Shares Outstanding - Diluted (in Shares)	61,143,577	55,085,700
Revenue
Revenue
Total Revenue	€ 7,835,027	€ 5,026,963
Revenue - related parties
Revenue
Total Revenue	7,186,691	410,342
Other operating income
Revenue
Total Revenue	€ 11,520	€ 75,153